Property, Plant and Equipment - Property, Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost
Beginning Balance	€ 3,302.9	€ 3,008.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	0.0	52.1
Additions	320.3	316.2
Disposals	(109.3)	(113.0)
Effect of changes in exchange rates	(80.0)	39.5
Ending Balance	3,433.9	3,302.9	€ 3,008.1
Accumulated depreciation and impairment
Beginning Balance	1,615.7	1,387.4
Depreciation	308.2	290.8	243.0
Impairment charges	8.9	3.5
Disposals	(60.7)	(84.9)
Effect of changes in exchange rates	(39.0)	18.9
Ending Balance	1,833.1	1,615.7	1,387.4
Carrying amount
Carrying amount	1,600.8	1,687.2	1,620.7
Land and buildings [Member]
Cost
Beginning Balance	1,556.6	1,450.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	0.0	23.9
Additions	115.2	75.3
Disposals	(0.4)	(3.2)
Effect of changes in exchange rates	(29.6)	10.5
Ending Balance	1,641.8	1,556.6	1,450.1
Accumulated depreciation and impairment
Beginning Balance	474.6	382.5
Depreciation	87.9	88.4
Impairment charges	0.2	1.7
Disposals	(0.2)	(2.5)
Effect of changes in exchange rates	(9.8)	4.5
Ending Balance	552.7	474.6	382.5
Carrying amount
Carrying amount	1,089.1	1,082.0
Machinery and Equipment [Member]
Cost
Beginning Balance	1,133.1	964.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	0.0	26.0
Additions	173.3	203.8
Disposals	(105.3)	(82.3)
Effect of changes in exchange rates	(41.2)	21.6
Ending Balance	1,159.9	1,133.1	964.0
Accumulated depreciation and impairment
Beginning Balance	642.9	529.3
Depreciation	172.3	155.7
Impairment charges	8.7	0.7
Disposals	(57.1)	(55.6)
Effect of changes in exchange rates	(24.4)	12.8
Ending Balance	742.4	642.9	529.3
Carrying amount
Carrying amount	417.5	490.2
Leasehold Improvements [Member]
Cost
Beginning Balance	254.2	245.5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	0.0	1.3
Additions	6.9	6.7
Disposals	(0.1)	(0.9)
Effect of changes in exchange rates	(4.4)	1.6
Ending Balance	256.6	254.2	245.5
Accumulated depreciation and impairment
Beginning Balance	224.8	208.5
Depreciation	21.5	15.7
Impairment charges	0.0	0.2
Disposals	(0.1)	(0.3)
Effect of changes in exchange rates	(1.7)	0.7
Ending Balance	244.5	224.8	208.5
Carrying amount
Carrying amount	12.1	29.4
Furniture, Fixtures and Other Equipment [Member]
Cost
Beginning Balance	359.0	348.5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	0.0	0.9
Additions	24.9	30.4
Disposals	(3.5)	(26.6)
Effect of changes in exchange rates	(4.8)	5.8
Ending Balance	375.6	359.0	348.5
Accumulated depreciation and impairment
Beginning Balance	273.4	267.1
Depreciation	26.5	31.0
Impairment charges	0.0	0.9
Disposals	(3.3)	(26.5)
Effect of changes in exchange rates	(3.1)	0.9
Ending Balance	293.5	273.4	€ 267.1
Carrying amount
Carrying amount	€ 82.1	€ 85.6